Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Net loss	$ (3,848,000)	$ (2,064,000)	$ (13,107,000)	$ (10,534,000)
Weighted average number of common shares outstanding:
Basic and diluted	3,089,160	2,282,120	2,405,147	1,707,620
Net loss attributable to common stockholders per share:
Basic and diluted	$ (1.25)	$ (0.90)	$ (5.45)	$ (6.17)